ROPES & GRAY LLP

PRUDENTIAL TOWER

800 BOYLSTON STREET

BOSTON, MASSACHUSETTS 02199

Phone: 617-951-7000

Fax: 617-951-7050

December 3, 2012

Adam M. Schlichtmann
Phone: 617-951-7114
Fax: 617-235-7346
Adam.Schlichtmann@ropesgray.com

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Blackstone Alternative Investment Funds Registration Statement on Form N-1A (File No. 811-22743)

Ladies and Gentlemen:

Transmitted herewith by means of electronic submission on behalf of Blackstone Alternative Investment Funds (the “Trust”), a Massachusetts business trust, for filing under both the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”) is a registration statement on Form N-1A (the “Registration Statement”). The Trust filed a Form N-8A on September 12, 2012.

The Registration Statement does not contain any financial statements for the Trust because the Trust has not commenced operations. Additional information regarding the Trust, as well as the remaining exhibits to the Registration Statement, will be filed by amendment.

Please direct any questions or comments on the enclosed to the attention of the undersigned at 617-951-7114.

Very truly yours,

/s/ Adam M. Schlichtmann

Adam M. Schlichtmann

Enclosures

cc:	Scott Sherman, Esq., Blackstone Alternative Asset Management L.P.

James E. Thomas, Esq.